Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Laboratory equipment [Member]	Dec. 31, 2011 Laboratory equipment [Member]	Dec. 31, 2012 Furniture and fixtures [Member]	Dec. 31, 2011 Furniture and fixtures [Member]	Dec. 31, 2012 Office and computer equipment [Member]	Dec. 31, 2011 Office and computer equipment [Member]	Dec. 31, 2012 Leasehold improvements [Member]	Dec. 31, 2011 Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross		$ 2,550	$ 2,496	$ 1,777	$ 1,769	$ 115	$ 115	$ 143	$ 97	$ 515	$ 515
Less accumulated depreciation and amortization		(2,315)	(1,962)
Property and equipment,Estimated useful Lives				5 years	5 years	5 years	5 years	3 years	3 years
Property and equipment, net	$ 185	$ 235	$ 534